Investment Securities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Held-to-maturity securities
Amortized cost	$ 3,400,000	$ 2,400,000
Estimated fair value	3,400,000	2,400,000
Carrying Value	3,400,000	2,400,000
Available-for-sale securities
Amortized cost	3,054,289,000	3,376,070,000
Gross unrealized gains	35,832,000
Gross unrealized losses	(9,353,000)
Available for sale debt securities	3,080,768,000	3,378,923,000
Total Amortized cost	3,054,289,000	3,376,070,000
Total Gross unrealized gains		19,467,000
Total Gross unrealized losses		16,614,000
Available for sale debt securities and equity securities	3,080,768,000
Estimate of Fair Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities and equity securities	3,080,768,000	3,378,923,000
Reported Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities and equity securities	3,080,768,000	3,378,923,000
Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities
Amortized cost	3,006,592,000	3,285,623,000
Gross unrealized gains	32,701,000	16,534,000
Gross unrealized losses	(9,339,000)	(16,609,000)
Collateralized Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities	3,029,954,000	3,285,548,000
Collateralized Mortgage Backed Securities [Member] | Reported Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities	3,029,954,000	3,285,548,000
US Government Corporations and Agencies Securities [Member]
Available-for-sale securities
Available for sale debt securities	371,407,000	571,247,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities
Available for sale debt securities	2,658,547,000	2,714,301
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities
Amortized cost	47,697,000	90,447,000
Gross unrealized gains	3,131,000	2,933,000
Gross unrealized losses	(14,000)	(5,000)
US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities	50,814,000	93,375,000
US States and Political Subdivisions Debt Securities [Member] | Reported Value Measurement [Member]
Available-for-sale securities
Available for sale debt securities	50,814,000	93,375,000
Other Debt Obligations [Member]
Held-to-maturity securities
Amortized cost	3,400,000	2,400,000
Estimated fair value	3,400,000	2,400,000
Carrying Value	$ 3,400,000	$ 2,400,000